Segment information	12 Months Ended
Jun. 30, 2026
Segment Information
Segment information

27.	Segment information:

Segmented information is reviewed by the Company’s chief decision maker, the CEO, to assess performance and allocate resources within the Company. The Company has two operating segments.

(a)	Reportable segments

The chief operating decision maker, evaluates the Company’s financial performance and allocates capital resources based on the following operating and reportable segments: development and EPC and IPP production.

Development and EPC consist of development and construction of solar photovoltaic power generation projects. IPP consists of the operation of solar photovoltaic power facilities and BESS projects. Corporate and other includes corporate activities and the operation and maintenance of power facilities, repairs and reinstallation of power facilities, and non-recurrent solar photovoltaic power generation project related work engaged by customers.

The revenues from external customers and expenses for year ended June 30, 2026, 2025 and 2024 are as follows:

	Year ended June 30, 2026
	Development & EPC	IPP Production	Corporate and other activities	Intersegment Elimination	Total
Revenues
Revenue from external customers	$17,023	$9,811	$576	$-	$27,410
Intersegment revenue	-	3,483	-	(3,483)	-
Total Revenue	$17,023	$13,294	$576	$(3,483)	$27,410
Cost of goods sold	(9,837)	(11,530)	(10)	3,483	(17,894)
Gross profit	7,186	1,764	566	-	9,516
Operating expenses	$(4,236)	$(7,571)	$(20,347)	$-	$(32,154)
Income (loss) from operating activities	$2,950	$(5,807)	$(19,781)	$-	$(22,638)

Interest income	-	212	141	-	353
Interest expense	-	(3,677)	(85)	-	(3,762)
Fair value change of derivatives	-	(70)	-	-	(70)
Fair value change of warrant liabilities	-	-	1,111	-	1,111
Fair value change of CVR liabilities	-	-	713	-	713
Fair value change of other liabilities due to non-controlling interests holders	-	(38)		-	(38)
Other income (expense)	$-	$(28)	$(786)	$-	$(814)
Net loss before income taxes					$(25,145)

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

27.	Segment information (continued):

	Year ended June 30, 2025
	Development & EPC	IPP Production	Corporate and other activities	Intersegment Elimination	Total
Revenues
Revenue from external customers	$30,948	$9,297	$1,286	$-	$41,531
Intersegment revenue	-	17,585	-	(17,585)	-
Total Revenue	$30,948	$26,882	$1,286	$(17,585)	$41,531
Cost of goods sold	(23,633)	(24,808)	(164)	17,585	(31,020)
Gross profit	7,315	2,074	1,122	-	10,511
Operating expenses	$(671)	$(32,751)	$(16,165)	$-	$(49,587)
Income (loss) from operating activities	$6,644	$(30,667)	$(15,043)	$-	$(39,076)

Interest income	-	347	260	-	607
Interest expense	-	(3,263)	-	-	(3,263)
Fair value change of derivatives	-	(1,340)	-	-	(1,340)
Fair value change of warrant liabilities	-	-	3,575	-	3,575
Fair value change of CVR liabilities	-	-	7,195	-	7,195
Loss on investments	-	-	(3,385)	-	(3,385)
Other income (expense)	$-	$467	$(116)	$-	$351
Net loss before income taxes					$(35,336)

	Year ended June 30, 2024
	Development & EPC	IPP Production	Corporate and other activities	Intersegment Elimination	Total
Revenues
Revenue from external customers	$56,078	$578	$1,721	$-	$58,377
Intersegment revenue	-	-	-	-	-
Total Revenue	$56,078	$578	$1,721	$-	$58,377
Cost of goods sold	(46,224)	(330)	(144)	-	(46,698)
Gross profit	9,854	248	1,577	-	11,679
Operating expenses	$(1,122)	$(4,197)	$(10,778)	$-	$(16,097)
Income (loss) from operating activities	$8,732	$(3,949)	$(9,201)	$-	$(4,418)

Interest income	-	-	321	-	321
Interest expense	-	(285)	-	-	(285)
Fair value change of derivatives	-	(137)	-	-	(137)
Loss on investments	-	-	(1,125)	-	(1,125)
Other income (expense)	$-	$(106)	$5,119	$-	$5,013
Net loss before income taxes					$(631)

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

27.	Segment information (continued):

The segment assets, segment liabilities, and other material segment items as at June 30, 2026 and June 30, 2025 are as follows:

As at June 30, 2026	Development & EPC	IPP Production	Corporate and other activities	Total
Total assets	$29,789	$99,490	$4,187	$133,466
Total liabilities	12,644	94,611	5,834	113,089
Property, plant and equipment		48,650	22	48,672

As at June 30, 2025	Development & EPC	IPP Production	Corporate and other activities	Total
Total assets	$22,832	$111,984	$4,325	$139,141
Total liabilities	15,484	98,356	5,541	119,381
Property, plant and equipment (Restated – note 2(e)(i))	-	29,252	26	29,278

On April 9, 2026, the Company received remedy notices from a customer indicating the occurrence of seller trigger events under certain project agreements. Under the terms of the agreements, the customer held a conditional repurchase put option exercisable upon the occurrence of specified development-related trigger events. Following the occurrence of those trigger events, the customer exercised its contractual repurchase right, requiring the Company to repurchase the related projects for an aggregate amount of approximately US$2,350.

Accordingly, the Company recorded adjustments to development fee revenue of $2,491 and the related cost of goods sold of $1,807 for both the year ended June 30, 2026 to reflect the contractual repurchase of the projects. In connection with the repurchase accounting, as of June 30, 2026, returned inventory in-transit increased by $2,298, prepaid expenses and deposits increased by $279, and trade and other payables increased by $3,272.

(b)	Geographic information

The Company is currently operating developing and constructing of solar photovoltaic power generation projects in two principal geographical areas - Canada and United States. Revenue from external customers by country for the years ended June 30, 2026, 2025 and 2024, and non-current assets, excluding financial instruments, by country as at June 30, 2026 and 2025, are as follows:

	Revenue from external customers			Non-current assets
	2026	2025	2024	2026	2025
Canada	$10,334	$15,325	$9,958	$81,789	$86,368
United States	17,076	26,206	48,419	10,733	10,661
	$27,410	$41,531	$58,377	$92,522	$97,029

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024